Employee benefits - Expected benefit payments (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Employee benefits
Disbursement of cash flow in 2018	$ 140
2018 | Overfunded pension plans
Employee benefits
Expected benefit payments	97
2018 | Underfunded pension plans
Employee benefits
Expected benefit payments	251
2018 | Other benefits
Employee benefits
Expected benefit payments	67
2019 | Overfunded pension plans
Employee benefits
Expected benefit payments	102
2019 | Underfunded pension plans
Employee benefits
Expected benefit payments	252
2019 | Other benefits
Employee benefits
Expected benefit payments	68
2020 | Overfunded pension plans
Employee benefits
Expected benefit payments	108
2020 | Underfunded pension plans
Employee benefits
Expected benefit payments	252
2020 | Other benefits
Employee benefits
Expected benefit payments	70
2021 | Overfunded pension plans
Employee benefits
Expected benefit payments	82
2021 | Underfunded pension plans
Employee benefits
Expected benefit payments	253
2021 | Other benefits
Employee benefits
Expected benefit payments	72
2022 | Overfunded pension plans
Employee benefits
Expected benefit payments	117
2022 | Underfunded pension plans
Employee benefits
Expected benefit payments	256
2022 | Other benefits
Employee benefits
Expected benefit payments	74
2023 and thereafter | Overfunded pension plans
Employee benefits
Expected benefit payments	641
2023 and thereafter | Underfunded pension plans
Employee benefits
Expected benefit payments	1,311
2023 and thereafter | Other benefits
Employee benefits
Expected benefit payments	$ 397